UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund:  BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal

Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 123.6%
Corporate — 2.1%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$510,185
County/City/Special District/School District — 26.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36 (a)	250	239,335
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (b)	250	255,452
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20 (c)	485	542,075
5.00%, 7/15/34	15	16,445
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,097,050
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/20 (c)	1,000	1,109,320
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,605,195
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	498,230
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/35 (b)	250	250,785
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	276,495
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	100	100,726

Municipal Bonds	Par (000)	Value
Virginia (continued)
County/City/Special District/School District (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (c)	$360	$397,706

		6,388,814
Education — 21.8%
City of Norfolk Virginia, GO, Refunding:
5.00%, 8/01/23 (c)	465	547,161
5.00%, 8/01/38	35	38,755
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	385,012
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (b)	100	92,426
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,083,200
Marymount University Project, Series A, 5.00%, 7/01/45 (b)	400	369,704
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	586,260
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,201,570
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	550,545
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	502,655

		5,357,288
Health — 35.8%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (d)	1,000	1,153,420
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/17 (c)	1,000	1,034,060
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	506,780
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,103,920

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	$500	$509,980
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	149,936
Lexington Retirement Community, Inc., Refunding RB, Kendal at Lexington, 4.00%, 1/01/37	500	477,995
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	250,032
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	865,954
Carilion Health System (AGM), 5.00%, 7/01/20 (c)	5	5,577
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	525,809
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,081,860
Series A, 5.00%, 1/01/44	400	430,076
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (c)	650	706,257

		8,801,656
Housing — 8.6%
Virginia HDA, RB, Rental Housing:
M/F Housing, Series A, 5.25%, 5/01/41	750	785,888
M/F Housing, Series B, 5.63%, 6/01/39	1,000	1,069,910
M/F Housing, Series F, 5.25%, 10/01/38	250	265,455

		2,121,253
State — 7.7%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (c)	1,000	1,066,290
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (c)	400	426,976

Municipal Bonds	Par (000)	Value
Virginia (continued)
State (continued)
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B (continued):
4.00%, 8/01/36	$405	$413,286

		1,906,552
Tobacco — 2.6%
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	750	632,250
Transportation — 18.5%
Capital Region Airport Commission, Refunding RB, Series A, 4.00%, 7/01/38	500	512,405
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	500	556,185
Virginia Port Authority, RB, 5.00%, 7/01/36	500	547,200
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (c)	1,155	1,238,402
5.00%, 11/01/33	740	785,910
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	820	920,073

		4,560,175
Utilities — 0.5%
Virginia Resources Authority, RB, 5.00%, 11/01/18 (c)	105	112,582
Total Municipal Bonds in Virginia		30,390,755
District of Columbia — 7.7%
Transportation — 7.7%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	310,172
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	493,921

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Transportation (continued)
Metropolitan Washington Airports Authority, Refunding RB (continued):
Series B, 5.00%, 10/01/29	$1,000	$1,080,490
Total Municipal Bonds in District of Columbia		1,884,583
Puerto Rico — 1.3%
Tobacco — 1.3%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	335	330,813
Total Municipal Bonds - 132.6%		32,606,151

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Virginia — 27.3%
Education — 12.8%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	2,999	3,148,744
Health — 8.8%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (c)	350	380,530
5.50%, 5/15/35	650	706,976

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Virginia (continued)
Health (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,000	$1,079,464

		2,166,970
Transportation — 5.7%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,261	1,398,205
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.3%		6,713,919
Total Long-Term Investments (Cost — $36,885,417) — 159.9%		39,320,070

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (f)(g)	359,362	359,362
Total Short-Term Securities (Cost — $359,362) — 1.4%		359,362
Total Investments (Cost — $37,244,779*) — 161.3%		39,679,432
Other Assets Less Liabilities — 1.6%		380,084
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%		(3,866,110)
VRDP Shares, at Liquidation Value — (47.2)%		(11,600,000)

Net Assets Applicable to Common Shares —100.0%		$24,593,406

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,413,600

Gross unrealized appreciation	$2,585,332
Gross unrealized depreciation	(179,159)

Net unrealized appreciation	$2,406,173

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Notes to Schedule of Investments

(a)	When-issued security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	215,116	144,246	359,362	$359,362	$126

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(2)	10-Year U.S. Treasury Note	March 2017	$249,031	$976
(1)	5-Year U.S. Treasury Note	March 2017	$117,844	131
(1)	Long U.S. Treasury Bond	March 2017	$151,281	983
Total				$2,090

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VA	Department of Veterans Affairs

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$39,320,070	—	$39,320,070
Short-Term Securities	$359,362	—	—	359,362

Total	$359,362	$39,320,070	—	$39,679,432

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,090	—	—	$2,090
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$8,950	—	—	$8,950
Liabilities:
Bank overdraft	—	$(7,995)	—	(7,995)
TOB Trust Certificates	—	(3,859,659)	—	(3,859,659)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

Total	$8,950	$(15,467,654)	—	$(15,458,704)

During the period ended November 30, 2016, there were no transfers between levels.

6	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 23, 2017